16 Property, plant and equipment (Details 3) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment [abstract]
Additions		R$ 2,788	R$ 1,997	R$ 1,187
Leases		(1,241)	(685)	(210)
Capitalized interest		(12)	(11)	(12)
Financing of property, plant and equipment - Additions	[1]	(1,437)	(1,217)	(921)
Financing of property, plant and equipment - Payments	[2]	1,464	1,273	863
Total		R$ 1,562	R$ 1,357	R$ 907

[1]	Additions relate to the acquisition of operating assets, purchase of land and buildings to expansion activities, building of new stores, improvements of existing distribution centers and stores and investments in equipment and information technology.
[2]	The additions to property, plant and equipment above are presented to reconcile the acquisitions during the year with the amounts presented in the statement of cash flows net of items that did not impact cash flow.